Financial instruments - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	$ 768	$ 768
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	492	534
Current financial assets at fair value	335	568
Financial assets at fair value	827	1,102
Non-current financial liabilities	(64)	(160)
Current financial liabilities	(12)	(15)
Financial liabilities at fair value	(76)	(175)
Recurring fair value measurement | Non-current contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial liabilities	(64)	(160)
Recurring fair value measurement | Current contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial liabilities	(9)	(9)
Recurring fair value measurement | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial liabilities	(3)	(6)
Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	292	334
Current financial assets at fair value	319	562
Financial assets at fair value	611	896
Non-current financial liabilities	0	0
Current financial liabilities	0	0
Financial liabilities at fair value	0	0
Level 1 | Recurring fair value measurement | Non-current contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial liabilities	0	0
Level 1 | Recurring fair value measurement | Current contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial liabilities	0	0
Level 1 | Recurring fair value measurement | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial liabilities	0	0
Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	0	0
Current financial assets at fair value	15	5
Financial assets at fair value	15	5
Non-current financial liabilities	0	0
Current financial liabilities	(3)	(6)
Financial liabilities at fair value	(3)	(6)
Level 2 | Recurring fair value measurement | Non-current contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial liabilities	0	0
Level 2 | Recurring fair value measurement | Current contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial liabilities	0	0
Level 2 | Recurring fair value measurement | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial liabilities	(3)	(6)
Level 3 | Non-current contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value	(73)	(169)	$ (110)	$ (96)
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	200	200
Current financial assets at fair value	1	1
Financial assets at fair value	201	201
Non-current financial liabilities	(64)	(160)
Current financial liabilities	(9)	(9)
Financial liabilities at fair value	(73)	(169)
Level 3 | Recurring fair value measurement | Non-current contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial liabilities	(64)	(160)
Level 3 | Recurring fair value measurement | Current contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial liabilities	(9)	(9)
Level 3 | Recurring fair value measurement | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial liabilities	0	0
Deferred compensation assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	212	202
Deferred compensation assets | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	212	202
Deferred compensation assets | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	0	0
Deferred compensation assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	0	0
Money market funds | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	319	562
Money market funds | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	319	562
Money market funds | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	0	0
Money market funds | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	0	0
Derivative financial instruments | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	15	5
Derivative financial instruments | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	0	0
Derivative financial instruments | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	15	5
Derivative financial instruments | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	0	0
Measured at FVOCI | Long-term financial investments | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	257	328
Measured at FVOCI | Long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	80	132
Measured at FVOCI | Long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	0	0
Measured at FVOCI | Long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	177	196
Measured at FVPL | Long-term financial investments | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	23	4
Measured at FVPL | Long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	0	0
Measured at FVPL | Long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	0	0
Measured at FVPL | Long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets at fair value	23	4
Measured at FVPL | Current portion of long-term financial investments | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	1	1
Measured at FVPL | Current portion of long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	0	0
Measured at FVPL | Current portion of long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	0	0
Measured at FVPL | Current portion of long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets at fair value	$ 1	$ 1